Basis of Preparation and Accounting Policies - Summary of Changes in Proforma Financial Data (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proforma financial data [line items]
Revenue	£ 7,492	£ 7,341	£ 6,889
Adjusted operating profit	2,346	2,284	2,114
Reported operating profit	1,964	1,905	1,708
Net finance costs	(211)	(199)	(213)
Adjusted net profit attributable to RELX PLC shareholders	1,674	1,620	1,473
Reported net profit attributable to RELX PLC shareholders	£ 1,422	£ 1,648	£ 1,150
Adjusted EPS	£ 0.847	£ 0.802	£ 0.714
Reported EPS	£ 0.719	£ 0.816	£ 0.558
Right of use assets	£ 263	£ 287	£ 326
Borrowings (including lease liability)	(6,365)	(5,253)
Finance lease receivable	£ 49	57	63
As reported [member]
Proforma financial data [line items]
Revenue		7,355	6,895
Adjusted operating profit		2,284
Reported operating profit		1,905	1,708
Net finance costs		(182)	(195)
Adjusted net profit attributable to RELX PLC shareholders		1,635
Reported net profit attributable to RELX PLC shareholders		£ 1,659	£ 1,161
Adjusted EPS		£ 0.810
Reported EPS		£ 0.822	£ 0.563
Right of use assets		£ 16	£ 20
Borrowings (including lease liability)		(4,886)	(4,843)
Deferred income		(1,834)	(1,941)
IFRS 9 impact [member]
Proforma financial data [line items]
Net finance costs		(2)	(2)
Adjusted net profit attributable to RELX PLC shareholders		(2)
Reported net profit attributable to RELX PLC shareholders		£ (2)	£ (2)
Adjusted EPS		£ (0.001)
Reported EPS		£ (0.001)	£ (0.001)
Borrowings (including lease liability)		£ 14	£ 17
IFRS 15 impact [member]
Proforma financial data [line items]
Revenue		(14)	(6)
Adjusted operating profit		(11)
Reported operating profit		(11)	(6)
Adjusted net profit attributable to RELX PLC shareholders		(9)
Reported net profit attributable to RELX PLC shareholders		£ (9)	£ (4)
Adjusted EPS		£ (0.005)
Reported EPS		£ (0.005)	£ (0.002)
Deferred income		£ (76)	£ (67)
IFRS 16 impact [member]
Proforma financial data [line items]
Adjusted operating profit		11
Reported operating profit		11	6
Net finance costs		(15)	(16)
Adjusted net profit attributable to RELX PLC shareholders		£ (4)
Reported net profit attributable to RELX PLC shareholders			£ (5)
Adjusted EPS		£ (0.002)
Reported EPS			£ (0.002)
Right of use assets		£ 271	£ 306
Borrowings (including lease liability)		(381)	(430)
Finance lease receivable		57	63
As restated [member]
Proforma financial data [line items]
Revenue		7,341	6,889
Adjusted operating profit		2,284
Reported operating profit		1,905	1,708
Net finance costs		(199)	(213)
Adjusted net profit attributable to RELX PLC shareholders		1,620
Reported net profit attributable to RELX PLC shareholders		£ 1,648	£ 1,150
Adjusted EPS		£ 0.802
Reported EPS		£ 0.816	£ 0.558
Right of use assets		£ 287	£ 326
Borrowings (including lease liability)		(5,253)	(5,256)
Finance lease receivable		57	63
Deferred income		£ (1,910)	£ (2,008)